Partners' Capital	12 Months Ended
Dec. 31, 2011
Partners' Capital [Abstract]
Partners' Capital
10.  Partners' Capital

Limited Partner Units

As of December 31, 2011 and 2010, our partners' capital included the following limited partner units:

	December 31,
	2011	2010
Common units	232,677,222	218,880,103
Class B units	5,313,400	5,313,400
i-units	98,509,389	91,907,987
Total limited partner units	336,500,011	316,101,490

The total limited partner units represent our limited partners' interest and an effective 98% interest in us, exclusive of our general partner's incentive distribution rights.  Our general partner has an effective 2% interest in us, excluding its right to receive incentive distributions.

As of December 31, 2011, our total common units consisted of 216,306,794 units held by third parties, 14,646,428 units held by KMI and its consolidated affiliates (excluding our general partner), and 1,724,000 units held by our general partner.  As of December 31, 2010, our total common units consisted of 202,509,675 units held by third parties, 14,646,428 units held by KMI and its consolidated affiliates (excluding our general partner), and 1,724,000 units held by our general partner.

As of both December 31, 2011 and December 31, 2010, all of our 5,313,400 Class B units were held by a wholly-owned subsidiary of KMI.  The Class B units are similar to our common units except that they are not eligible for trading on the New York Stock Exchange.

As of both December 31, 2011 and 2010, all of our i-units were held by KMR.  Our i-units are a separate class of limited partner interests in us and are not publicly traded.  In accordance with its limited liability company agreement, KMR's activities are restricted to being a limited partner in us, and to controlling and managing our business and affairs and the business and affairs of our operating limited partnerships and their subsidiaries.  Through the combined effect of the provisions in our partnership agreement and the provisions of KMR's limited liability company agreement, the number of outstanding KMR shares and the number of our i-units will at all times be equal.

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Under the terms of our partnership agreement, we agreed that we will not, except in liquidation, make a distribution on an i-unit other than in additional i-units or a security that has in all material respects the same rights and privileges as our i-units.  The number of i-units we distribute to KMR is based upon the amount of cash we distribute to the owners of our common units.  When cash is paid to the holders of our common units, we will issue additional i-units to KMR.  The fraction of an i-unit paid per i-unit owned by KMR will have a value based on the cash payment on the common units.  If additional units are distributed to the holders of our common units, we will issue an equivalent amount of i-units to KMR based on the number of i-units it owns.

Based on the preceding, during the year ended December 31, 2011, KMR received distributions of 6,601,402 i-units.  These additional i-units distributed were based on the $4.58 per unit distributed to our common unitholders during 2011.  During the year ended December 31, 2010, KMR received distributions of 6,369,724 i-units.  These additional i-units distributed were based on the $4.32 per unit distributed to our common unitholders during 2010.  During the year ended December 31, 2009, KMR received distributions of 7,540,357 i-units.  These additional i-units distributed were based on the $4.20 per unit distributed to our common unitholders during 2009.

Equity Issuances

2011 Issuances

On February 25, 2011, we entered into a second amended and restated equity distribution agreement with UBS Securities LLC (UBS) to provide for the offer and sale of common units having an aggregate offering price of up to $1.2 billion (up from an aggregate offering price of up to $600 million under our first amended and restated agreement) from time to time through UBS, as our sales agent.  Sales of the units will be made by means of ordinary brokers' transactions on the New York Stock Exchange at market prices, in block transactions or as otherwise agreed between us and UBS.  Under the terms of this agreement, we also may sell common units to UBS as principal for its own account at a price agreed upon at the time of the sale.  Any sale of common units to UBS as principal would be pursuant to the terms of a separate agreement between us and UBS.

This equity distribution agreement provides us the right, but not the obligation, to sell common units in the future, at prices we deem appropriate.  We retain at all times complete control over the amount and the timing of each sale, and we will designate the maximum number of common units to be sold through UBS, on a daily basis or otherwise as we and UBS agree.  UBS will then use its reasonable efforts to sell, as our sales agent and on our behalf, all of the designated common units.  We may instruct UBS not to sell common units if the sales cannot be effected at or above the price designated by us in any such instruction.  Either we or UBS may suspend the offering of common units pursuant to the agreement by notifying the other party.

In 2011, we issued 5,764,708 of our common units pursuant to our equity distribution agreement.  After commissions of $3.2 million, we received net proceeds from the issuance of these common units of $421.4 million.  We used the proceeds to reduce the borrowings under our commercial paper program.

We also completed the following equity issuances in 2011:

-
On June 10, 2011, we issued 324,961 common units as part of our purchase price for the petroleum coke terminal assets we acquired from TGS Development, L.P.  We valued the common units at $23.7 million, determining the units' value based on the $73.01 closing market price of the common units on the New York Stock Exchange on the June 10, 2011 acquisition date (for more information on this acquisition, see Note 3 "Acquisitions and Divestitures-Acquisitions-(15) TGS Development, L.P. Terminal Acquisition;" and

-
On June 17, 2011, we issued, in a public offering, 6,700,000 of our common units at a price of $71.44 per unit, less commissions and underwriting expenses.  At the time of the offering, we granted the underwriters a 30-day option to purchase up to an additional 1,005,000 common units from us on the same terms and conditions, and upon the underwriters' exercise of this option in full, we issued the additional 1,005,000 common units on June 27, 2011.  We received net proceeds, after deducting the underwriter discount, of $533.9 million from the issuance of these 7,705,000 common units, and we used the proceeds to reduce the borrowings under our commercial paper program.

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2010 Issuances

In 2010, we issued 3,902,225 of our common units pursuant to our equity distribution agreement with UBS.  After commissions of $2.0 million, we received net proceeds from the issuance of these common units of $266.3 million.  We used the proceeds to reduce the borrowings under our commercial paper program and our bank credit facility.

We also completed the following equity issuances in 2010:

-
On January 15, 2010, we issued 1,287,287 common units as a portion of our purchase price for additional ethanol handling terminal assets we acquired from US Development Group LLC.  We valued the common units at $81.7 million, determining the units' value based on the $63.45 closing market price of the common units on the New York Stock Exchange on the January 15, 2010 acquisition date (for more information on this acquisition, see Note 3 "Acquisitions and Divestitures-Acquisitions-(5) USD Terminal Acquisition;"

-
On May 7, 2010, we issued, in a public offering, 6,500,000 of our common units at a price of $66.25 per unit, less commissions and underwriting expenses.  After deducting the underwriter discount, we received net proceeds of $417.4 million for the issuance of these common units, and we used the proceeds to reduce the borrowings under our commercial paper program and our bank credit facility; and

-
On July 2, 2010, we completed an offering of 1,167,315 of our common units at a price of $64.25 per unit in a privately negotiated transaction.  We received net proceeds of $75.0 million for the issuance of these common units, and we used the proceeds to reduce the borrowings under our commercial paper program and our bank credit facility.

Income Allocation and Declared Distributions

For the purposes of maintaining partner capital accounts, our partnership agreement specifies that items of income and loss shall be allocated among the partners, other than owners of i-units, in accordance with their percentage interests.  Normal allocations according to percentage interests are made, however, only after giving effect to any priority income allocations in an amount equal to the incentive distributions that are allocated 100% to our general partner.  Incentive distributions are generally defined as all cash distributions paid to our general partner that are in excess of 2% of the aggregate value of cash and i-units being distributed, and we determine the allocation of incentive distributions to our general partner by the amount quarterly distributions to unitholders exceed certain specified target levels, according to the provisions of our partnership agreement.

For each of the years ended December 31, 2011, 2010 and 2009, we declared distributions of $4.61, $4.40 and $4.20 per unit, respectively.  Cash distributions paid to all partners, consisting of our common and Class B unitholders, our general partner and noncontrolling interests, totaled $2,243.6 million in 2011, $1,826.6 million in 2010 and $1,771.9 million in 2009.  In addition, we made distributions of additional i-units in each of these years to KMR as discussed under "-Limited Partner Units" above.  Distributions for the fourth quarter of each year are declared and paid during the first quarter of the following year.  The year-to-year increases in distributions paid reflect the increase in amounts distributed per unit as well as the issuance of additional units; however, the overall increases in distributions paid in 2011 versus 2010, and in 2010 versus 2009, were partially offset by decreases in the incentive distribution we paid to our general partner in both 2011 and 2010, as discussed following.

Our general partner's incentive distribution that we declared for each of the years 2011, 2010 and 2009 was $1,174.1 million, $880.5 million and $932.3 million, respectively, while the incentive distribution we paid to our general partner in 2011, 2010 and 2009 was $1,146.4 million, $848.2 million and $906.5 million, respectively.  The general partner's incentive distribution we paid in 2011 was reduced by a waived incentive amount equal to $28.4 million related to common units issued to finance a portion of our May 2010 KinderHawk Field Services LLC acquisition.  Beginning with our distribution payments for the quarterly period ended June 30, 2010, our general partner has agreed not to take incentive distributions related to this acquisition of our initial 50% interest in KinderHawk through year-end 2011.  For more information about this acquisition, see Note 3 "Acquisitions and Divestitures-Acquisitions-(8) KinderHawk Field Services LLC."

The general partner's incentive distribution we paid in 2010 was affected by (i) a reduced incentive amount of $168.3 million due to a portion of our available cash distribution for the second quarter of 2010 being a distribution of cash from interim capital transactions, rather than a distribution of cash from operations (including the general partner's 2% general partner interest, its total cash distributions were reduced by $170.0 million); and (ii) the waived incentive amount equal to $11.1 million related to our May 2010 KinderHawk acquisition.  Our distribution of cash for the second

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quarter of 2010 (which we paid in the third quarter of 2010) from interim capital transactions totaled $177.1 million (approximately $0.56 per limited partner unit), and pursuant to the provisions of our partnership agreement, our general partner receives no incentive distribution on distributions of cash from interim capital transactions.  Accordingly, this distribution from interim capital transactions helped preserve our cumulative excess cash coverage.  Cumulative excess cash coverage is cash from operations generated since our inception in excess of cash distributions paid.

In addition, there was no practical impact to our limited partners from this distribution of cash from interim capital transactions because (i) the cash distribution to our limited partners for the quarter did not change; (ii) fewer dollars in the aggregate were distributed (because there was no incentive distribution paid to our general partner related to the portion of the quarterly distribution that was a distribution of cash from interim capital transactions); and (iii) our general partner, in this instance, agreed to waive any resetting of the incentive distribution target levels, as would otherwise occur according to our partnership agreement.

For further information about our partnership distributions, see Note 11 "Related Party Transactions-Partnership Interests and Distributions."

Subsequent Events

In early January 2012, we issued 160,510 of our common units for the settlement of sales made on or before December 31, 2011 pursuant to our equity distribution agreement with UBS.  After commissions of $0.1 million, we received net proceeds of $13.4 million for the issuance of these common units, and we used the proceeds to reduce the borrowings under our commercial paper program.

On January 18, 2012, we declared a cash distribution of $1.16 per unit for the quarterly period ended December 31, 2011.  This distribution was paid on February 14, 2012, to unitholders of record as of January 31, 2012.  Since this distribution was declared after the end of the quarter, no amount is shown in our December 31, 2011 balance sheet as a distribution payable.

Our common unitholders and our Class B unitholder received cash.  KMR, our sole i-unitholder, received a distribution in the form of additional i-units based on the $1.16 distribution per common unit.  The number of i-units distributed was 1,464,145.  For each outstanding i-unit that KMR held, a fraction of an i-unit (0.014863) was issued.  The fraction was determined by dividing:

-	$1.16, the cash amount distributed per common unit

by

-
$78.046, the average of KMR's limited liability shares' closing market prices from January 12-26, 2012, the ten consecutive trading days preceding the date on which the shares began to trade ex-dividend under the rules of the New York Stock Exchange.

This February 14, 2012 distribution included an incentive distribution to our general partner in the amount of $302.3 million.  This incentive distribution was affected by a waived incentive distribution amount equal to $7.2 million related to common units issued to finance a portion of our May 2010 KinderHawk acquisition.  Furthermore, to support our acquisition of the remaining 50% interest in KinderHawk effective July 1, 2011, our general partner has agreed to waive incentive distribution amounts equal to $25.5 million for 2012 and $3.5 million for 2013.  For more information about this acquisition, see Note 3 "Acquisitions and Divestitures-Acquisitions-(16) KinderHawk Field Services LLC and EagleHawk Field Services LLC."